Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share (in thousands, except per share and share amounts):

	Six Months Ended June 30,		Three Months Ended June 30,
	2019	2018	2019	2018
Net loss	$(81,269)	$(171,544)	$(50,530)	$(156,233)
Net loss attributable to ordinary shareholders	$(81,269)	$(171,544)	$(50,530)	$(156,233)
Weighted average ordinary shares outstanding, basic and diluted	88,369,311	10,095,863	89,712,916	10,115,335
Net loss per share attributable to ordinary shareholders, basic and diluted	$(0.92)	$(16.99)	$(0.56)	$(15.45)

Securities Excluded in the Computation of Diluted Net Loss Per Ordinary Share

The following securities, presented based on amounts outstanding at each period end, are considered to be ordinary share equivalents, but were not included in the computation of diluted net loss per ordinary share because to do so would have been anti-dilutive:

	Six Months Ended June 30,
	2019	2018
Convertible preferred shares	—	46,226,426
Share options	10,972,582	7,258,870
Unvested performance-based restricted share units	595,422	—
	11,568,004	53,485,296